Acquisitions and disposals (Details 1) - ARS ($) $ in Millions		Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019
Fair value of identifiable assets and liabilities incurred
Investment properties		$ 155,602		$ (9,743)
Property, plant and equipment		(7,776)		(62,036)
Intangible assets		3,232		(13,759)
Investments in associates and joint ventures		2,517		(812)
Inventories		2,170		13,110
Borrowings		87,016		(46,804)
Trade and other payables		(2,218)		(50,898)
Provisions		(46)		(960)
Employee benefits		(107)		(2,790)
Cash and cash equivalents		(4,393)		(12,350)
Non-controlling interest		$ (50,745)		$ (16,296)
Mehadrin [Member]
Fair value of identifiable assets and liabilities incurred
Investment properties			$ 244
Property, plant and equipment			6,108
Intangible assets			57
Investments in associates and joint ventures			1,879
Restricted assets			164
Income tax receivables			146
Trade and other receivables			10,211
Rights of use			4,019
Derivative financial instruments			37
Inventories			2,503
Borrowings			(7,363)
Deferred income tax liabilities			(945)
Trade and other payables			(4,711)
Lease liabilities			(2,119)
Provisions			(56)
Employee benefits			(128)
Salaries and social security liabilities			(201)
Income Tax			(18)
Cash and cash equivalents			2,612
TOTAL IDENTIFIABLE NET ASSETS			12,439
Non-controlling interest			(7,443)
Negative goodwill	[1]		(376)
Write-off of Investments in associates			3,908
Cash and cash equivalents			712
TOTAL CONSIDERATION			$ 4,620

[1]	Included in "Other operating income, net"